SUPPLEMENTARY PENSION PLANS	12 Months Ended
Dec. 31, 2023
Supplementary Pension Plans
SUPPLEMENTARY PENSION PLANS

41)	SUPPLEMENTARY PENSION PLANS

Bradesco and its subsidiaries sponsor a private defined contribution pension for its employees, including management, that allows financial resources to be accumulated by participants throughout their careers by means of employee and employer contributions and invested in an Exclusive Investment Fund (FIE). The plan is managed by Bradesco Vida e Previdência S.A. and BRAM – Bradesco Asset Management S.A. DTVM is responsible for the financial management of the FIEs funds.

The supplementary pension plan counts on contributions from employees and managers of Bradesco and its subsidiaries equivalent to at least 4% of the salary by employees and, 5% of the salary, plus the percentage allocated to covers of risk benefits (invalidity and death) by the company. Actuarial obligations of the defined contribution plan are fully covered by the plan assets of the corresponding FIE. In addition to the plan, in 2001, participants who chose to migrate from the defined benefit plan are guaranteed a proportional deferred benefit, corresponding to their accumulated rights in that plan. For the active participants, retirees and pensioners of the defined benefit plan, now closed to new members, the present value of the actuarial obligations of the plan is fully covered by guarantee assets.

Kirton Bank S.A. Banco Múltiplo and Ágora Corretora de Seguros S.A. sponsor supplementary pension plans in the variable contribution and defined benefit modalities, through the Baneb Social Security Foundation – Bases, for Baneb employees.

Banco Bradesco S.A. sponsors a supplementary pension plan in the variable contribution format, through Caixa de Assistência e Aposentadoria dos Funcionários do Banco do Estado do Maranhão (Capof), to employees originating from Banco BEM S.A.

Banco Bradesco S.A. sponsors a supplementary pension plan in the defined benefit format through Caixa de Previdência Privada Bec – Cabec for employees of Banco do Estado do Ceará S.A.

Banco Bradesco S.A., Kirton Bank S.A. Banco Múltiplo, Bradesco Capitalização S.A., Bradescor Corretora de Seguros Ltda., Bradesco Kirton Corretora de Câmbio S.A. and Bradesco Seguros S.A. sponsor a supplementary pension plan in the defined benefit modality, through Multibra Fundo de Pensão, for employees from Banco Bamerindus do Brasil S.A..

Banco Bradesco S.A. also took on the obligations of Kirton Bank S.A. Banco Múltiplo with regard to Life Insurance, Health Insurance Plans, and Retirement Compensation for employees coming from Banco Bamerindus do Brasil S.A., as well the Health Plan of employees from Lloyds.

Bradesco and its subsidiaries, as sponsors of these plans, considering economic and actuarial studies, calculated their actuarial commitments using the real interest rate and acknowledged in their financial statements the obligation due. The assets of Pension Plans are invested in compliance with the applicable legislation (government securities and private securities, listed company shares and real estate properties). Below are the main assumptions used by the independent actuary in the actuarial assessment of our plans:

Risk factors	On December 31
	2023	2022
Nominal discount rate	3.50% - 10.09% p.a.	3.50% - 9.72% p.a.
Nominal rate of future salary increases	3.50% p.a.	3.50% p.a.
Nominal growth rate of social security benefits and plans	3.50% p.a.	3.50% p.a.
Initial rate of growth of medical costs	7.54% - 7.64% p.a.	7.64% - 7.85% p.a.
Inflation rate	3.50% p.a.	3.50% p.a.
Biometric table of overall mortality	AT 2000 and BR-EMS	AT 2000 and BR-SEM
Biometric table of entering disability	Per plan	Per plan
Expected turnover rate	-	-
Probability of entering retirement	100% in the 1ª eligibility to a benefit by the plan	100% in the 1ª eligibility to a benefit by the plan

Considering the above assumptions, the present value of the actuarial obligations of the benefit plans and of its assets to cover these obligations, is represented below:

	R$ thousands
	Retirement Benefits		Other post-employment benefits
	Year ended on December 31		Year ended on December 31
	2023	2022	2023	2022
(i) Projected benefit obligations:
At the beginning of the year	2,740,903	2,998,669	800,535	841,118
Cost of current service	284	341	-	-
Interest cost	252,694	242,675	75,344	70,781
Participant’s contribution	473	546	-	-
Actuarial gain/(loss) (1)	69,201	(158,724)	28,890	(72,297)
Transfers	16,460	-	-	-
Past service cost - plan changes	(3,814)	-	-	-
Early elimination of obligations	(12,647)	(82,532)	-	-
Benefit paid	(268,600)	(260,072)	(47,422)	(39,067)
At the end of the year	2,794,954	2,740,903	857,347	800,535

(ii) Plan assets at fair value:
At the beginning of the year	2,467,755	2,554,827	-	-
Expected earnings	227,227	206,439	-	-
Actuarial gain/(loss) (1)	(56,554)	34,067	-	-
Contributions received:
- Employer	31,526	26,283	-	-
- Employees	473	546	-	-
Transfers	16,460	-	-	-
Early elimination of obligations	(16,460)	(94,745)	-	-
Benefit paid	(268,421)	(259,662)	-	-
At the end of the year	2,402,006	2,467,755	-	-

(iii) Changes in the unrecoverable surplus:
At the beginning of the year	60,861	7,452	-	-
Interest on the irrecoverable surplus	5,644	671	-	-
Change in irrecoverable surplus (1)	(8,566)	52,738	-	-
At the end of the year	57,939	60,861	-	-

(iv) Financed position:
Deficit plans (2)	450,887	334,009	857,347	800,535
Net balance	450,887	334,009	857,347	800,535
(1)	In the year ended December 31, 2023, the remeasurement effects recognized in Other Comprehensive Income, totaled R$80,348 thousand, (R$(116,798) thousand in 2022), net of tax effects; and
(2)	Bradesco and its subsidiaries, as sponsors of said plans, considering an economic and actuarial study, calculated their actuarial commitments and recognize in their financial statements the actuarial obligation due.

The net cost/(benefit) of the Pension Plans recognized in the consolidated statement of income includes the following components:

	R$ - thousand
	Year ended on December 31
	2023	2022
Projected benefit obligations:
Cost of service	241	12,554
Cost of interest on actuarial obligations	327,894	313,497
Expected earnings from the assets of the plan	(227,217)	(206,439)
Interest on irrecoverable surplus	5,642	671
Net cost/(benefit) of the pension plans	106,560	120,283

As of December 31, 2023, the maturity profile of the present value of the obligations of the defined benefit plans for the next years:

	R$ thousands
	Retirement Benefits	Other post-employment benefits
Weighted average duration (years)	9.47	9.29
2024	262,261	259,278
2025	267,610	273,014
2026	272,036	277,903
2027	276,175	282,232
2028	279,100	286,256
After 2029	1,423,064	1,466,040

In 2024, contributions to defined-benefit plans are expected to total R$37,740 thousand.

The long-term rate of return on plan assets is based on the following:

- Medium to long-term expectations of the asset managers; and

- Public and private securities, with short to long-term maturities which represent a significant portion of the investment portfolios of our subsidiaries, the return on which is higher than inflation plus interest.

The assets of pension plans are invested in compliance with the applicable legislation (government securities and private securities, listed company shares and real estate properties) and the weighted-average allocation of the pension plan’s assets by category is as follows:

	On December 31
	Assets of the Alvorada Plan		Assets of the Bradesco Plan		Assets of the Kirton Plan
	2023	2022	2023	2022	2023	2022
Asset categories
Equities	-	-	6.6%	7.6%	-	-
Fixed income	93.2%	93.2%	87.5%	86.7%	100.0%	100.0%
Real estate	4.9%	5.0%	2.1%	1.5%	-	-
Other	1.9%	1.8%	3.8%	4.2%	-	-
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

Below is the sensitivity analysis of the benefits plan obligations, showing the impact on the actuarial exposure (7.54% – 9.42% p.a.) assuming a change in the discount rate and medical inflation by 1 b.p.:

Rate	Discount rate/Medical inflation rate	Sensitivity Analysis	Effect on actuarial liabilities	Effect on the present value of the obligations
Discount rate	10.25% - 10.42%	Increase of 1 p.p.	reduction	(292,102)
Discount rate	8.25% - 8.42%	Decrease of 1 p.p.	increase	339,838
Medical Inflation	8.54% - 8.64%	Increase of 1 p.p.	increase	82,069
Medical Inflation	6.54% - 6.64%	Decrease of 1 p.p.	reduction	(70,188)

Bradesco, in its offices abroad, provides pension plans for its employees and managers, in accordance with the standards established by the local authorities, which allows the accrual of financial resources during the professional career of the participant.

Total expenses with contributions made, for the year ended December 31, 2023, were R$1,219,739 thousand (R$1,196,202 thousand in 2022).